ALLIANCE
GLOBAL
SMALLCAP
FUND
ANNUAL REPORT
JULY 31, 1995


LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

September 5, 1995

Dear Shareholder:

We are pleased to provide you with an update of Alliance Global Small Cap Fund's performance and investment activity for the fiscal year ended July 31, 1995. For the twelve-month period, the following table compares the Fund's total returns with that of its benchmark, the unmanaged Morgan Stanley (MS) World Index, and with the Lipper Global Small Company (GSC) Funds Average, which reflects the performance of 23 funds:


                             Twelve Months Ended July 31, 1995
                                    Total Return    Ending NAV
                                    ------------    ----------
  ALLIANCE GLOBAL SMALL CAP FUND
    Class A                            +16.62%        $10.38
    Class B                            +15.77%        $ 9.95
    Class C                            +15.75%        $ 9.96
  MS WORLD INDEX                       +19.24%
  LIPPER GSC FUNDS AVG.                +16.59%


The Fund's total returns are based on the net asset values of each class of shares as of July 31; additional investment results and complete descriptions of the Fund's benchmarks appear on pages 3 and 4.

Previously we have compared your Fund's performance with the unmanaged Russell 2000 Index, which returned +24.98% over the twelve-month reporting period. The Russell 2000 is composed of the smallest 2,000 stocks on the New York and American stock exchanges and the NASDAQ. Your Fund's portfolio management team, which began managing the Fund in mid 1994, has reviewed the components of this benchmark and concluded that Morgan Stanley's World Index provides a more accurate comparison for your Fund's performance. Specifically, Alliance Global Small Cap Fund's allocation is expected to be more in line with the World Index than that of the previous benchmark due to its weighting in international markets. Going forward we will compare your Fund's performance with the World Index and the Lipper average.

U.S. MARKET
The overall U.S. equity market has been propelled to record high levels during the first seven months of 1995. The valuation of equities has been supported by a strong bond market, lower interest rates and soaring corporate profits.

The Federal Reserve lowered interest rates in July by 0.25% in tacit acknowledgment of a slowing U.S. economy. While this may renew market interest in cyclical stocks short term, we plan to keep our focus on growth, looking for companies with the best combination of valuation and earnings growth over the next 3-5 years. Over the medium term, we would expect to see broad, predominantly large cap market averages pause or pull back after the great gains year to date, which could position smaller cap issues to outperform. In that context, selective stock picking should be rewarded and we have identified a number of companies with excellent growth potential.

Your Fund's portfolio currently reflects the following investment themes: communication equipment (including cellular), retail, and oil and gas services. Technology remains a point of tactical focus, although we have trimmed back on the basis of full valuation. Alliance Global Small Cap Fund's performance was helped by strong advances in selected technology stocks (examples include Informix, Komag and Kemet), energy stocks (Global Marine) and multinational consumer and health care issues (Healthwise of America). Stocks that held back Fund performance included Sun Healthcare and Adtran.

INTERNATIONAL MARKETS
When the U.S. dollar's sharp fall ended in the second quarter of 1995, the prospects for stronger economic growth in Europe and Japan increased. If current dollar strength continues, international stock markets are likely to perform well relative to the U.S. for the remainder of this economic cycle.

Despite a slowdown in the second quarter of 1995, we expect world growth to remain positive during the current year. However, global monetary authorities must continue to supply adequate liquidity to allow ongoing expansion in 1996.


1



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------
The Bank of Japan appears to have finally recognized that it must overcome the effects of deflation and negligible gross national product growth by significantly adding to the domestic money supply. Meanwhile, public works spending and corporate cost cutting to regain global competitiveness remain the dominant economic realities.

Continental European companies face the same deflationary and competitive pressures as Japanese companies and their growth is now slowing. With the prospect of reduced public works and capital goods spending, central banks need to become involved in charting a growth plan for their economies. In this environment, we are emphasizing international companies with global leadership positions in capital goods and medical and electronics technology.

Developing markets have become fairly valued after strong second quarter 1995 performance. We continue to participate in these markets, but stock selection will be critical to performance for the foreseeable future.

Thank you for your continued interest and investment in Alliance Global Small Cap Fund. We look forward to reporting its progress to you early in 1996.

Sincerely,

John D. Carifa
Chairman and President

Alden M. Stewart
Senior Vice President


2



INVESTMENT RESULTS                               ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN AS OF JULY 31, 1995


CLASS A SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ------------   ------------
 . One Year                        +16.62%        +11.68%
 . Five Years                       +4.88%         +3.98%
 . Ten Years                        +8.84%         +8.37%

CLASS B SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ------------   ------------
 . One Year                        +15.77%        +12.08%
 . Since Inception*                 +7.69%         +7.69%

CLASS C SHARES
 . One Year                        +15.75%
 . Since Inception*                +11.08%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


3



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------
ALLIANCE GLOBAL SMALL CAP FUND
GROWTH OF A $10,000 INVESTMENT:
7/31/85 TO 7/31/95
$43,000
$38,000
$33,000
$28,000
$23,000
$18,000
$13,000
$8,000
7/31/85
7/31/95

MSCI WORLD

LIPPER GLOBAL SMALL COMPANY FUNDS AVERAGE

RUSSELL 2000

GLOBAL SMALL CAP FUND CLASS A: $22,365

This chart illustrates the total value of an assumed investment in Alliance Global Small Cap Fund Class A shares after deducting the maximum 4.25% sales charge, and with dividends and capital gains reinvested. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2000 Stock Index is comprised of the smallest 2000 stocks on the New York and American stock exchanges and the NASDAQ.

The Lipper Global Small Company Funds Average reflects performance of 23 funds, 2 of which have been in existence for the full ten-year period. These funds have generally similar investment objectives to Alliance Global Small Cap Fund, although some funds included in the average may have somewhat different investment policies.

When comparing Alliance Global Small Cap Fund to the indices shown above, you should note that the Fund's performance reflects the maximum sales charge of 4.25%, while no such charges are reflected in the performance of the indices. The Lipper average assumes deduction of maximum sales charges where applicable.

Global Small Cap Fund
Russell 2000
Lipper Global Small Company Funds Average
MSCI World


4



TEN LARGEST HOLDINGS
JULY 31, 1995                                    ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                               COUNTRY       U.S.$VALUE   %OF NET ASSETS
-------------------------------------------------------------------------------
Nine West Group, Inc.               United States   $1,000,350        1.5%
Informix Corp.                      United States      915,412        1.4
Reading & Bates Corp.               United States      859,000        1.3
Nokia AB Corp. pfd.-free            Finland            799,524        1.2
Telephone & Data Systems, Inc.      United States      755,625        1.1
Hospitality Franchise Systems       United States      752,400        1.1
Global Marine, Inc.                 United States      745,775        1.1
20th Century Industries, Inc.       United States      735,062        1.1
Banco Latinoamericano de
  Exportaciones, S.A. (ADR)         Panama             730,275        1.1
Filtronic Comtec Plc.               United Kingdom     716,227        1.1
                                                    $8,009,650       12.0%


MAJOR PORTFOLIO CHANGES
FOR THE SIX MONTHS ENDED JULY 31, 1995

                                                             SHARES
PURCHASES                             COUNTRY          BOUGHT  HOLDINGS 7/31/95
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.        United States       5,000      5,000
Alaska Air Group, Inc.              United States      18,600     30,000
Healthwise America, Inc.            United States      14,800     24,100
Infinity Broadcasting Corp.         United States      13,800     13,800
Roche Holdings AG, Ltd.             Switzerland            60         60
Sgl Carbon                          Germany            11,000     11,000
Sun Healthcare Group, Inc.          United States      22,880     43,400
Telephone & Data Systems, Inc.      United States      19,500     19,500
United States Cellular Corp.        United States      20,150     20,100
Xtra Corp.                          United States      12,700     12,700


SALES                                 COUNTRY            SOLD  HOLDINGS 7/31/95
-------------------------------------------------------------------------------
Berkeley Group Plc. Ord.             United Kingdom    125,000         -0-
Coram Healthcare Corp.               United States      29,400         -0-
Cypress Semiconductor Corp.          United States      16,400      5,200
Health Management                    United States      26,900         -0-
Industrie Natuzzi S.p.A.             Italy              20,000     19,200
Informix Corp.                       United States       5,000     30,900
Komag, Inc.                          United States      12,900      5,800
Kwik-Fit Holdings Plc.               United Kingdom    250,000         -0-
Lotus Development Corp.              United States      11,900         -0-
National Health Laboratories Hldgs.  United States      73,900         -0-


5



TEN LARGEST COUNTRY HOLDINGS
JULY 31, 1995                                    ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

                                                                  PERCENT OF
COUNTRY                                                VALUE      NET ASSETS
----------------------------------------------------------------------------
United States                                      $27,032,502      40.6%
Japan                                                9,732,274       14.6
United Kingdom                                       4,800,990        7.2
Netherlands                                          2,859,318        4.3
Germany                                              2,496,249        3.7
Sweden                                               1,773,182        2.7
France                                               1,149,308        1.7
Italy                                                1,080,933        1.6
Spain                                                  871,736        1.3
Finland                                                865,199        1.3
                                                   $52,661,691       79.0%


TEN LARGEST INDUSTRY HOLDINGS
JULY 31, 1995

                                                                   PERCENT OF
INDUSTRY                                               VALUE       NET ASSETS
-----------------------------------------------------------------------------
Drugs, Hospital Supplies & Medical Services         $3,964,303        5.9%
Communication Equipment                              3,161,147        4.8
Retailing                                            3,042,551        4.6
Oil & Gas                                            3,028,264        4.6
Machinery                                            3,002,682        4.5
Semi-Conductors & Related                            2,942,061        4.4
Insurance                                            2,764,444        4.1
Transportation & Shipping                            2,568,883        3.9
Telephone - Utility                                  2,489,729        3.7
Banking                                              2,086,106        3.1
                                                   $29,050,170       43.6%


6



PORTFOLIO OF INVESTMENTS
JULY 31, 1995                                    ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES     U.S. $ VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-91.2%
UNITED STATES INVESTMENTS-40.6%
CONSUMER PRODUCTS & SERVICES-14.5%
APPAREL-0.6%
Nautica Enterprises, Inc.*                       14,100     $  382,463

AUTO & RELATED-0.1%
Ek Chor China Motorcycle Co.                      3,000         52,500

BROADCASTING & CABLE-1.8%
Advo, Inc.                                       17,100        314,212
Cablevision Systems Corp. Cl.A*                   4,300        295,088
Data Broadcasting                                 5,607         44,856
Infinity Broadcasting Corp.                      13,800        510,600
Valuevision International, Inc.                  10,000         58,125
                                                             1,222,881

COSMETICS-0.6%
Jean Phillippe Fragrances, Inc.*                 32,600        362,675

DRUGS, HOSPITAL SUPPLIES & MEDICAL SERVICES-5.5%
Apria Healthcare Group, Inc.                     11,200        364,000
Centocor, Inc.*                                  10,300        131,325
Cephalon, Inc.                                    8,300        194,012
Community Health Systems, Inc.*                  16,800        659,400
Healthwise America, Inc.*                        24,100        710,950
Laboratory Corp. Of America Holdings
  warrant, expiring 4/28/05*                          1              2
Manor Care, Inc.                                  2,000         64,750
Medcath, Inc.*                                   19,600        269,500
Medimmune, Inc.*                                 10,000         90,000
Physician Reliance Network*                      16,600        390,100
Sun Healthcare Group, Inc.*                      43,400        640,150
Surgical Care Affiliates, Inc.                    8,400        159,600
                                                             3,673,789

ENTERTAINMENT & LEISURE TIME-0.6%
Cinergi Pictures Entertainment, Inc.             26,000        113,750
Discovery Zone, Inc.*                               500          3,563
Heritage Media Corp. Cl.A*                       10,000        287,500
                                                               404,813

PRINTING & PUBLISHING-0.3%
IVI Publishing, Inc.*                            27,400        219,200

RESTAURANTS & LODGING-2.5%
Hospitality Franchise Systems                    17,100        752,400
Host Marriott Corp.                              37,000        411,625
International Pizza Corp.*                       16,400         13,325
  warrants, expiring 9/22/98*                    16,400          2,306
La Quinta Inns, Inc.                             10,100        283,727
Redeemable Lion Hotels, Inc.                      7,500        159,375
                                                             1,622,758

RETAILING-2.5%
Ann Taylor Stores Corp.                           1,000         19,695
Bed Bath & Beyond, Inc.                           7,500        232,500
Circle K Corp.*                                   6,100        118,187
Corporate Express, Inc.                           7,050        178,894
Musicland Stores, Inc.                           14,200        138,450
Nine West Group, Inc.*                           24,700      1,000,350
                                                             1,688,076
                                                             9,629,155


7



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------
TECHNOLOGY-13.0%
COMMUNICATION & EQUIPMENT-2.4%
ADC Telecommunications, Inc.*                     5,000     $  193,750
Adtran, Inc.                                      4,100        150,675
Ascend Communications, Inc.                       3,600        261,000
Cascade Communications Corp.*                     1,400         71,050
CD Radio, Inc.                                   20,700         56,925
Millicom International Cellular, S.A.*           21,400        631,300
Scientific-Atlanta, Inc.                         11,900        255,850
                                                             1,620,550

COMMUNICATION SERVICES-0.6%
Vanguard Cellular Systems, Inc.                  14,300        378,950

COMPUTER EQUIPMENT-0.4%
General Datacomm Industries, Inc.                 2,000         27,000
Quantum Corp.                                    10,000        257,500
                                                               284,500

COMPUTER HARDWARE-0.6%
Read-Rite Corp.*                                  9,200        379,500

COMPUTER PERIPHERALS-0.6%
Komag, Inc.*                                      5,800        398,025

COMPUTER SOFTWARE & SERVICES-2.1%
Cadence Design Systems, Inc.                      6,200        234,050
Informix Corp.*                                  30,900        915,412
Symantec Corp.*                                   9,200        250,700
                                                             1,400,162

ELECTRICAL EQUIPMENT-0.5%
Kemet Corp.                                       4,600       $297,850
Smartflex Systems, Inc.                           1,500         18,000
                                                               315,850

ELECTRONICS-1.7%
Boston Technology, Inc.*                         16,900        329,550
Glenayre Technologies, Inc.*                      4,000        250,000
Integrated Device Technology, Inc.*               5,400        338,175
Tellabs, Inc.*                                    4,500        200,250
                                                             1,117,975

SEMI-CONDUCTORS & RELATED-0.8%
Cypress Semiconductor Corp.*                      5,200        274,300
Lam Research Corp.*                               4,200        286,650
                                                               560,950

SOFTWARE-0.4%
Intersolv, Inc.*                                 11,800        293,525

TELEPHONE - UTILITY-2.9%
Dionex Corp.*                                    10,400        500,500
Telephone & Data Systems, Inc.                   19,500        755,625
United States Cellular Corp.*                    20,100        678,375
                                                             1,934,500
                                                             8,684,487

BASIC INDUSTRIES-5.2%
BUSINESS SERVICES-0.5%
Gymboree Corp.*                                   7,000        216,125
Stratacom, Inc.*                                  2,400        130,200
                                                               346,325

CHEMICALS-0.2%
Wang Labs, Inc. New*                              8,300        155,625

MACHINERY-0.3%
JLG Industries, Inc.                              5,800        210,250


8



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES     U.S. $ VALUE
------------------------------------------------------------------------
MINING & METALS-0.5%
Noble Drilling Corp.*                            50,900     $  330,850

OFFICE EQUIPMENT-0.3%
Staples, Inc.*                                    8,700        195,750

PAPER & FOREST PRODUCTS-0.0%
Asia Pacific Resources International Holding,
  Ltd.*                                           3,000         28,125

POLLUTION CONTROL-0.1%
USA Waste Services, Inc.*                         2,100         39,900

TRANSPORTATION & SHIPPING-3.3%
Alaska Air Group, Inc.*                          30,000        577,500
America West Airlines, Inc.                       9,400        131,600
Mesa Airlines, Inc.                              27,000        293,625
Pittston Services Group                          10,800        270,000
Southwest Airlines Co.                            5,600        161,000
USAIR Group, Inc.                                15,600        148,200
Xtra Corp.                                       12,700        582,612
                                                             2,164,537
                                                             3,471,362

ENERGY-5.0%
DOMESTIC PRODUCERS-0.8%
Diamond Shamrock, Inc.                           19,900        517,400

INTERNATIONAL PRODUCERS-0.1%
XCL, Ltd.*                                      110,000         75,625

OIL & GAS SERVICES-2.8%
Arethusa, Ltd.                                   22,600        401,150
BJ Services Co.*                                 10,500        261,188
Global Marine, Inc.*                            129,700        745,775
Rowan Cos., Inc.*                                67,000        485,750
                                                             1,893,863

OTHER-1.3%
Reading & Bates Corp.*                           85,900        859,000
                                                             3,345,888

FINANCIAL SERVICES-2.9%
BANKS-0.4%
First USA, Inc.                                   5,500        250,938

INVESTMENT COMPANIES-0.1%
T. Rowe Price & Associates Inc.                     400         16,200
United Asset Management Corp.                       500         20,035
                                                                36,235

INSURANCE-2.4%
20th Century Industries, Inc.                    61,900        735,062
National Re Corp.                                11,100        377,400
PXRE Corp.                                       19,400        501,975
                                                             1,614,437
                                                             1,901,610

Total United States Investments
  (cost $22,368,851)                                        27,032,502

FOREIGN INVESTMENTS-50.6%
ARGENTINA-0.1%
Telecom Argentina Stet-France (ADR)*(a)           1,000         49,625
  Telephone - Utility
AUSTRALIA-1.1%
AAPC, Ltd.                                      385,000        181,979
  Restaurants & Lodging
Advance Bank Australia                           30,000         16,396
  Banking
Ampolex, Ltd.                                    40,000         90,399
  Oil & Gas Exploration
Diamond Ventures, Ltd.*                         154,000         22,747
  Mining & Metals
Fai Life, Ltd.                                  500,000        232,644
  Insurance
Oil Search, Ltd.                                200,000        165,436
  Oil
                                                               709,601


9



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES     U.S. $ VALUE
------------------------------------------------------------------------
AUSTRIA-0.8%
Austria Mikro Systeme International AG(a)         1,100       $211,844
  Semi-Conductors & Related
Benckiser-Wasser-Technik AG                       1,500        207,003
  Pollution Control
Mayr-Melnhof Karton AG*(a)                        2,000        131,205
  Packaging
                                                               550,052

CANADA-0.8%
Accugraph Corp.                                  17,000         59,592
  Miscellaneous
Cinar Films, Inc.                                12,000        112,500
  Entertainment & Leisure
MacMillan Bloedel, Ltd.                           3,000         42,449
  Paper & Forest Products
Nelvana, Ltd.*(a)                                13,000        182,757
  Entertainment & Leisure
Orbit Oil & Gas, Ltd.                            10,000          7,011
  Oil & Gas Exploration
Renaissance Energy, Ltd.*                         4,000         82,159
  Oil & Gas Exploration
Royal Plastics Group, Ltd.*(a)                    5,000         63,445
  Building & Related
                                                               549,913

CHILE-0.4%
Banco Osorno Y La Un (ADR)                       11,000        163,625
  Banking - Regional
Empresas Telex Chile S.A.                         5,000         59,375
  Communication Equipment
Enersis, S.A. Sponsored (ADR)                     3,000         76,875
  Electric Utility
                                                               299,875

DENMARK-0.8%
Novo Nordisk AS                                   2,450       $283,715
  Drugs
Tele Danmark AS                                   4,000        223,439
  Telephone - Utility
                                                               507,154

FINLAND-1.3%
Nokia AB Corp. pfd.-free(a)                      12,000        799,524
  Communication Equipment
Tamro AB                                         15,000         65,675
  Medical Services
                                                               865,199

FRANCE-1.7%
Coflexip Sponsored (ADR)                         13,500        334,125
  Oil & Gas Services
Credit Local De France                            2,500        231,921
  Banking
Ecco Travail Temporary                            1,800        123,782
  Temporary Help
Lafarge Coppee                                    2,200        168,966
  Building & Related
Synthelabo                                        5,000        290,514
  Drugs, Hospital Supplies &
Medical Services
                                                             1,149,308

GERMANY-3.7%
Apcoa Parking AG(b)                               2,000        105,316
  Business Services
Bayer AG(b)                                         500        134,170
  Chemicals
Duerr Beteiliqunqs AG(b)                            700        253,481
  Machinery
Fag Kugelfischer(b)                                 300         45,445
  Industrial Machinery
Fielmann AG pfd.(b)                               9,000        470,677
  Retail
Hach AG(b)                                           50         24,742
  Retail


10



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
Mannesmann AG(b)                                    900     $  299,805
  Machinery
Marschollek Lautenschlaeger                         550        374,125
  Insurance
Rheinhold & Mahla AG(b)                             400         85,119
  Building & Related
Sgl Carbon(a)(b)                                 11,000        641,131
  Specialty Chemical
Veba A.G.(b)                                      1,500         62,238
  Electric Utility
                                                             2,496,249

HONG KONG-1.2%
Fu Hui Jewelry Co., Ltd.*                       300,000         16,477
  Jewelry & Watches
Hong Kong Land Holdings, Ltd.                    70,000        135,800
  Real Estate
Hong Kong Telecomm                               80,000        146,808
  Telephone - Utility
HSBC Holdings Plc.                               15,000        203,541
  Banking
Paul Y.-ITC Construction Holdings, Inc.*        800,000        199,535
  Engineering & Construction
Sing Tao                                        180,000        109,330
  Printing & Publishing
                                                               811,491

INDIA-0.3%
Gujarat Normal Fertilizer (GDR)                   4,000         40,426
  Chemicals
Shriram Industrial Enterprises, Ltd.*            15,000        131,250
  warrants, expiring 4/28/96*                     5,000          1,000
  Multi-Industry
                                                               172,676

INDONESIA-0.2%
Indonesian Satellite Corp. (ADR)                  4,000        150,000
  Telecommunications

IRELAND-0.4%
Crean (James) Plc.                               25,000         97,922
  Multi-Industry
Irish Continental Group                          21,500        174,897
  Transportation - Shipping
                                                               272,819

ITALY-1.6%
Fila Holding Sponsored (ADR)                     10,000        292,500
  Apparel
Industrie Natuzzi S.p.A. (ADR)*                  19,200        696,000
  Furniture Products
Marzotto (GAE) & Figli-D'ris                      7,000         42,279
  Textile Products
Telecom Italia Mob                               40,000         50,154
  Telephone - Utility
                                                             1,080,933

JAPAN-14.6%
Akita Bank(b)                                     5,000         41,185
  Banking - Regional
Asahi Bank(b)                                    16,000        186,721
  Banking - Regional
Aval Data Corp.(b)                                9,000        183,549
  Semi-Conductors & Related
Canon, Inc.*(b)                                  18,000        326,309
  Computer Peripherals
Chubu Sekiwa Real Estate, Ltd.(b)                 1,000         10,798
  Real Estate
Daibiru Corp.(b)                                  9,000        101,971
  Real Estate
Denki Kagaku Kogyo(b)                            10,000         33,991
  Chemicals
Eiden Sakakiya Co.                                6,000         89,055
  Retail
Familymart Co.(b)                                 2,000         99,026
  Retail - Food


11



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
Fuji Electronics Co.(b)                           5,000     $  138,228
  Semi-Conductors & Related
Fukuda Corp.(b)                                   7,000         77,487
  Engineering & Construction
Futaba Corp.(b)                                   3,000        148,199
  Technology - Electronics
Hachijuni Bank(b)                                 6,000         72,740
  Banking - Regional
Hitachi Metals, Ltd.(b)                           3,000         35,010
  Steel
Ishiguro Homa Co.                                 3,000         53,025
  Retail
Ishihara Sangyo(b)                               23,000         75,572
  Chemicals
Kanamoto Co., Ltd.*(b)                            2,000         29,912
  Engineering & Construction
Kaneshita Construction(b)                         9,000        114,208
  Engineering & Construction
Keyence Corp.(b)                                  2,600        321,097
  Machinery
Kinden Corp.(b)                                   6,000        106,730
  Electrical Equipment
Koa Fire & Marine                                16,000         98,980
  Insurance
Kurita Water Industries(b)                        8,000        221,165
  Chemicals - Specialty
Kyocera Corp.(b)                                  4,000        345,343
  Semi-Conductors & Related
Kyoritsu Maintenance(b)                           2,000         82,257
  Janitorial Services
Mabuchi Motor Co.(b)                              5,000        358,033
  Technology - Computer Peripherals
Matsushita Electrical Industrial Co., Ltd.(b)    20,000        333,107
  Consumer Appliances
Matsuyadenki Co., Ltd.(b)                         3,000         29,810
  Retail
Mimasu Semiconductor(b)                           1,000         26,059
  Semi-Conductors
Minebea Co.(b)                                   25,000        190,913
  Machinery
Ministop Co.(b)                                   1,000         21,641
  Retail - Food
Mitsubishi Bank(b)                               10,000        236,800
  Banking
Mitsubishi Motors Corp.(b)                       15,000        126,445
  Auto & Related
Murata Manufacturing Co., Ltd.(b)                 3,000        131,203
  Communication Equipment
Namura Shipbuildng(b)                            12,000         47,995
  Machinery
National House Industrial Co.(b)                  5,000         96,306
  Building & Construction
New Oji Paper Co., Ltd.(b)                       30,000        298,436
  Paper & Forest Products
Ngk Spark Plug Co.(b)                             3,000         37,729
  Semi-Conductors & Related
Nichiei Co., Ltd.(b)                              3,000        190,347
  Financial Services
Nichiha Corp.(b)                                  4,000         77,498
  Miscellaneous
Nihon Dempa Kogyo(b)                              8,000        231,135
  Communication Equipment
Nikon Corp.(b)                                   11,000        123,635
  Semi-Conductors & Related
Nippon Electric Glass Co., Ltd.(b)                9,000        163,154
  Consumer Appliances
Nippon Sanso Corp.                               20,000         98,799
  Mining & Metals
Nippon Steel Corp.                               10,000         33,877
  Mining & Metals
Nippon Telegraph & Telephone Corp.(b)                10         85,203
  Telephone Utilities
Nippon TV Network(b)                              1,000        231,135
  Broadcasting
Nissen Corp., Ltd.(b)                             1,000         32,064
  Retail
Omron Corp.(b)                                    6,000        136,642
  Machinery


12



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
Oriental Construction(b)                          4,000     $   88,375
  Building & Construction
P S Corp.(b)                                      8,700        166,587
  Construction
Promise Co., Ltd.(b)                              3,600        161,523
  Financial Services
Ricoh Elemex Co., Ltd.(b)                         2,000         24,926
  Computer Peripherals
Rohm Co., Ltd.(b)                                 4,000        227,056
  Semi-Conductors
Sankyo Co.(b)                                    12,000        282,801
  Drugs
Santen Pharmaceutical Co.(b)                      7,000        188,761
  Drugs
Sanyo Shinpan Finance Co., Ltd.(b)                2,000        163,154
  Financial Services
Sato Corp.(b)                                     7,000        134,036
  Technology - Electronics
Secom Co.(b)                                      1,000         61,636
  Business Services
Sekichu Co.(b)                                    1,000         13,596
  Retail
Sekisui Chemical Co.(b)                          15,000        180,150
  Chemicals
Sharp Corp.(b)                                    6,000         87,695
  Consumer Manufacturing
Shimamura Co., Ltd.(b)                            3,000        104,691
  Retail
Showa Shell Sekiyu(b)                             4,750         45,961
  Oil
SMC Corp.(b)                                      4,000        242,919
  Machinery
Takeda Chemical Industries(b)                     8,000        107,863
  Drugs
TDK Corp.(b)                                      3,000        152,617
  Consumer Products & Services
Toda Corp.(b)                                    10,000         92,114
  Chemicals - Specialty
Toho Bank(b)                                      8,000         60,005
  Banking - Regional
Tokyo Broadcasting(b)                             5,000         73,646
  Broadcasting
Tokyo Electron, Ltd.(b)                           8,000        300,023
  Semi-Conductors & Related
Wesco, Inc.*(b)                                   4,600        112,055
  Engineering & Construction
Xebio Co.(b)                                        300         10,163
  Retail
Yamaichi Secs Co.(b)                             10,000         62,429
  Financial Services
Yamanashi Chuo Bank(b)                            7,000         79,311
  Banking - Regional
Yamanouchi Pharmaceutical(b)                      8,000        177,657
  Drugs
                                                             9,732,274

MALAYSIA-0.4%
Arab Malaysian Finance                            1,000          4,680
  Financial Services
Austral Enterprise                                9,333         20,132
  rights, expiring 8/24/95                        4,666             -0-
  Multi-Industry
C.I. Holdings Berhad                             16,000         64,466
  Building & Related
Highlands & Lowlands                             10,000         18,884
  Real Estate
Malaysian Assuranc                               12,000         46,396
  Insurance
Metacorp Berhad                                  33,000        120,203
  Engineering & Construction
                                                               274,761


13



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
MEXICO-0.3%
Bufete Industrial SA                                700     $   11,900
  Engineering & Construction
Grupo Industrial Durango, S.A.*                  15,000        136,875
  Paper & Forest Products
International de Ceramica*                       34,915         54,287
  Ceramic Tiles
                                                               203,062

NETHERLANDS-4.3%
Akzo Nobel N.V.(b)                                1,000        131,316
  Chemicals
Amev N.V(b).                                      4,000        229,160
  Insurance
ASM Lithography Holding N.V.(b)                   3,000        174,767
  Semi-Conductors
Atag Holding N.V.(b)                                500         35,082
  Multi-Industry
BAM Groep N.V.(b)                                 1,800        127,686
  Engineering & Construction
Boskalis Westminister cum. pfd.(b)              820,000        510,422
  Engineering & Construction
Content Beheer N.V.(b)                           10,000        256,839
  Temporary Help
Elsevier N.V.(b)                                 22,000        280,399
  Printing & Publishing
KLM Royal Dutch Airlines(b)                       9,000        338,333
  Consumer Services - Airlines
NBM Amstelland Nv                                10,000        137,753
  Building & Construction
Philips Electronic(b)                             5,500        270,132
  Appliances
Polygram N.V.(b)                                  3,000        190,409
  Leisure Related
Randstad Holdings N.V.(b)                         2,500        177,020
  Temporary Help
                                                             2,859,318

NEW ZEALAND-0.6%
Air New Zealand                                  40,000        134,753
  Airlines
Helicopter Line                                  50,000        149,912
  Entertainment & Leisure
Lion Nathan, Ltd.                                55,000        106,354
  Food & Beverages
                                                               391,019

NORWAY-0.8%
Tomra Systems AS                                 82,500        376,467
  Pollution Control
Western Bulk Shipping AS(a)                      31,500        148,875
  Shipping
                                                               525,342

PANAMA-1.1%
Banco Latinoamericano de Exportaciones,
  S.A. (ADR)                                     18,200        730,275
  Finance

PERU-0.2%
Banco Wiese Sponsored (ADR)                      15,000        127,500
  Banking - Regional

PORTUGAL-0.1%
TVI Televisao Independente*                       7,800         35,859
  Broadcasting & Cable

SINGAPORE-0.1%
Lim Kah Ngam, Ltd.                               30,000         35,082
  Multi-Industry

SOUTH KOREA-1.0%
Samsung Electronics Co., Ltd.
(ADR)(GDS)*(a)                                    7,000        460,250
  bonus shrs*(a)(c)                               1,385         89,790
  baby shrs(a)                                      395         52,535
  bonus shrs(a)(c)                                   78         10,302


14



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
rights, expiring
12/31/95*(a)                                        108     $       -0-
  Semi-Conductors & Related
Yukong, Ltd. (ADR)                                5,912         71,712
  Energy International Producers
                                                               684,589

SPAIN-1.3%
Bco Popular Esp                                   1,200        194,284
  Banking
Centros Commerciales Continente, S.A.*            9,000        178,648
  Retail
Construcciones Y Aux de Ferr                      2,000         80,574
  Railroad Transportation
Corporacion Mapfre                                3,000        168,702
  Insurance
Repsol S.A.                                       5,000        168,702
  Energy
Viscofan Envolturas Celulosi                      6,000         80,826
  Food
                                                               871,736

SWEDEN-2.7%
Autoliv AB (ADS)(a)                               3,900        242,124
  Auto & Related
Electrolux AB                                     1,000         52,649
  Household Products
Hoganas AB Cl.B(a)                                6,000        121,007
  Mining & Metals
Kalmar Industries AB(a)                          16,000        244,562
  Machinery
Rottneros Bruks AB                               75,000        124,191
  Paper & Forest Products
SKF AB                                           25,000        548,424
  Machinery
Sparbanken Sverige                               25,000        221,139
  Banking - Regional
SSAB (Svenskt Stal Aktiebolag) Series B          18,000        219,086
  Mining & Metals
                                                             1,773,182

SWITZERLAND-1.1%
Lindtt & Spruengli AG Ord.                           20        316,384
  Consumer Staples
Roche Holdings AG, Ltd.                              60        408,605
  Drugs
                                                               724,989

TAIWAN-0.3%
The Taiwan Fund, Inc.                            11,500        232,875
  Mutual Fund

TURKEY-0.1%
Netas Telekomunik Ord. Cl.B*(a)                 215,600         89,535
  Communication Equipment

UNITED KINGDOM-7.2%
Aran Energy(b)                                  350,000        240,607
  Oil - International
Asda Group Plc.(b)                               40,000         60,432
  Retailing
Automated Security Holdings Plc.*(b)            130,008         76,903
  Consumer Products & Services
Bell Cablemedia Plc. (ADR)*                       5,000         87,500
  Broadcasting & Cable
British Airways Plc.(b)                          30,000        220,144
  Airlines
Bryant Group(b)                                 100,000        213,429
  Building & Related
Caird Group Plc.*(b)                            900,000         57,554
  Pollution Control
Filtronic Comtec Plc.*(b)                       140,000        716,227
  Communication Equipment
M.S. International Plc.(b)                      650,000        342,926
  Machinery
Mcbride(b)                                       24,000         80,000
  Household Products
Mid-States Plc.*(b)                             740,000        532,374
  Auto & Related
Morrison (William) Supermarkets Plc.(b)          40,000        100,080
  Retailing - Food


15



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

COMPANY                                          SHARES    U.S. $ VALUE
-----------------------------------------------------------------------
Mowlem (John) & Co. Plc.(b)                     580,000     $  686,171
  Engineering & Construction
Northern Ireland Electricity Plc.(b)             20,000        122,142
  Electric Utility
Powerscreen International Plc.(b)                39,000        215,108
  Recycling Equipment
Resort Hotels Plc.*(c)                        1,000,000             -0-
  Restaurants & Lodging
Sears Plc.(b)                                    40,000         66,827
  Retailing
Siebe Plc.(b)                                    15,000        163,669
  Machinery
Tate & Lyle(b)                                   12,000         84,604
  Food & Beverages
Tomkins(b)                                       30,000        123,022
  Household Products
Williams Holdings(b)                             20,000        104,396
  Building & Construction
WPP Group(b)                                     70,000        150,520
  Advertising
Zeneca Group Plc.(b)                             20,000        356,355
  Drugs
                                                             4,800,990


                                              SHARES OR
                                              PRINCIPAL
                                                 AMOUNT
COMPANY                                            (000)   U.S. $ VALUE
-----------------------------------------------------------------------
Total Foreign Investments
  (cost $31,531,740)                                       $33,757,283
Total Common Stocks & Other Investments
  (cost $53,900,591)                                        60,789,785
CORPORATE BONDS-0.4%
COMMUNICATION & EQUIPMENT-0.4%
Intelcom Group, Inc.
  8.00%, 9/17/98 *(a)(c)
  (cost $265,813)                                $  269        229,824

COMMERCIAL PAPER-8.5%
Merrill Lynch & Co., Inc.
  5.85%, 8/01/95
  (amortized cost $5,683,000)                     5,683      5,683,000

TOTALINVESTMENTS-100.1%
  (cost $59,849,404)                                        66,702,609
Other assets less liabilities-(0.1%)                           (74,690)

NET ASSETS-100%                                            $66,627,919


*    Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 1995 these securities amounted to $3,768,335 representing 5.66% of net assets.

(b) Securities with an aggregate market value of $18,915,717, segregated to collateralize forward exchange currency contracts.

(c)  Illiquid security, valued at fair market value (see Notes A and E).

     Glossary of Terms:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt
     GDS - Global Depository Security

     See notes to financial statements.


16



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995                                    ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $59,849,404)           $66,702,609
  Receivable for investment securities sold                          2,323,300
  Dividends and interest receivable                                     39,962
  Receivable for capital stock sold                                     29,020
  Foreign taxes receivable                                              15,580
  Total assets                                                      69,110,471

LIABILITIES
  Due to custodian                                                     178,618
  Payable for investment securities purchased                        1,305,359
  Unclaimed dividends                                                  634,284
  Unrealized depreciation of forward exchange currency contracts       151,877
  Management fee payable                                                42,043
  Distribution fee payable                                              20,175
  Payable for capital stock repurchased                                  8,763
  Accrued expenses                                                     141,433
  Total liabilities                                                  2,482,552

NET ASSETS                                                         $66,627,919

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $64,478
  Additional paid-in capital                                        60,737,913
  Accumulated net realized loss on investments and
    foreign currency transactions                                     (877,940)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities              6,703,468
                                                                   $66,627,919

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($60,056,776/5,787,350
    shares of capital stock issued and outstanding)                     $10.38
  Sales charge-4.25% of public offering price                              .46
  Maximum offering price                                                $10.84

  CLASS B SHARES
  Net asset value and offering price per share ($5,164,440/519,200
    shares of capital stock issued and outstanding)                     $ 9.95

  CLASS C SHARES
  Net asset value, redemption and offering price per share($1,406,703/
    141,277 shares of capital stock issued and outstanding)             $ 9.96


See notes to financial statements.


17



STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995                         ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $69,032)  $ 566,752
  Interest                                                304,953
                                                                    $  871,705

EXPENSES
  Management fee                                          640,582
  Distribution fee - Class A                              174,375
  Distribution fee - Class B                               47,620
  Distribution fee - Class C                               12,795
  Transfer agency                                         244,934
  Administrative                                          161,181
  Custodian                                               138,414
  Audit and legal                                          99,154
  Registration                                             70,777
  Printing                                                 59,692
  Directors' fees                                          25,987
  Miscellaneous                                            37,258
  Total expenses                                        1,712,769
  Less: expenses waived and assumed by manager
    (See Note B)                                         (46,816)
  Net expenses                                                       1,665,953
  Net investment loss                                                 (794,248)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investments                                   8,002,975
  Net realized loss on foreign currency transactions                  (213,808)
  Net change in unrealized appreciation of investments               2,534,927
  Net change in unrealized depreciation of foreign currency
    denominated assets and liabilities                                 (98,524)
  Net gain on investments and foreign currency                      10,225,570

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 9,431,322


See notes to financial statements.


18



STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

                                                       YEAR ENDED   OCT. 1,1993
                                                         JULY 31,        TO
                                                           1995   JULY 31,1994*
                                                      ------------ ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                                  $ (794,248)  $ (751,009)
  Net realized gain on investments and
    foreign currency transactions                       7,789,167    5,770,260
  Net change in unrealized appreciation (depreciation)
    of investments and foreign currency denominated
    assets and liabilities                              2,436,403   (6,096,357)
  Net increase(decrease) in net assets from operations  9,431,322   (1,077,106)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Tax return of capital
    Class A                                              (679,545)          -0-
    Class B                                               (56,726)          -0-
    Class C                                               (16,528)          -0-
  Net realized gain on investments
    Class A                                           (10,605,411)          -0-
    Class B                                              (885,298)          -0-
    Class C                                              (257,942)          -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                          3,106,523      545,313
  Total increase (decrease)                                36,395     (531,793)

NET ASSETS
  Beginning of period                                  66,591,524   67,123,317
  End of period                                       $66,627,919  $66,591,524


* The Fund changed its fiscal year end from September 30 to July 31. See notes to financial statements.


19



NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995                                    ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund, Inc. (the "Fund"), formerly Surveyor Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Securities traded on United States or foreign securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the mean of the bid and asked price. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the closing bid price. Debt securities are valued at the mean of the bid and asked price except that debt securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange at July 31, 1995.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized loss on foreign currency transactions of $213,808 represents net foreign exchange losses from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Net currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net change in unrealized depreciation of foreign currency denominated assets and liabilities.

3. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. RECLASSIFICATION OF COMPONENTS OF NET ASSETS
During the year, the Fund reclassified certain components of net assets. The reclassifications were the result of permanent book to tax differences in the classification of foreign currency transactions as well as the reclassification of a tax return of capital. The reclassifications resulted in a net decrease to accumulated net realized loss of $3,807,433 and a corresponding decrease to additional paid-in capital of $3,807,433. Net assets were not affected by the change.


20



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the management agreement, the Fund pays its Manager, Alliance Capital Management L.P., a management fee at an annual rate of 1% of the average daily net assets of the Fund. The fee is accrued daily and paid monthly.

The Manager has agreed to reimburse the Fund to the extent that its aggregate annual expenses (exclusive of interest, taxes, brokerage, distribution fee and extraordinary expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.

The Manager believes that the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. For the year ended July 31, 1995, such reimbursement amounted to $46,816. Pursuant to the management agreement, the Fund paid $161,181 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the year ended July 31, 1995.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Manager) in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $159,995 for the year ended July 31, 1995.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Manager) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $2,309 from the sale of Class A shares and $15,749 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the year ended July 31, 1995.

Brokerage commissions paid on securities transactions for the year ended July 31, 1995 amounted to $259,471, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Manager, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $922,746, and $327,084 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


21



NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) aggregated $76,675,599 and $87,533,882, respectively, for the year ended July 31, 1995. There were no purchases or sales of U.S. Government and government agency obligations for the year ended July 31, 1995.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies.

A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At July 31, 1995, the Fund had outstanding forward exchange currency contracts, both to purchase and sell foreign currencies against the U.S. dollar as follows:


                             CONTRACT    COST ON                   UNREALIZED
                              AMOUNT  ORIGINATION      U.S. $     APPRECIATION
                               (000)      DATE    CURRENT VALUE  (DEPRECIATION)
                             -------  ----------  -------------  --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen,
  expiring 9/18/95            65,000    $767,233     $741,638       $(25,595)

FOREIGN CURRENCY SALE CONTRACTS
British Pounds,
  expiring 9/18/95             1,986   3,103,721    3,171,009        (67,288)
Deutsche Mark,
  expiring 9/18/95             1,598   1,112,426    1,154,791        (42,365)
Japanese Yen, expiring
  9/18/95-11/15/95           475,954   5,509,027    5,462,939         46,088
Netherland Guilder,
  expiring 9/18/95             2,725   1,695,495    1,758,212        (62,717)
                                                                   ----------
                                                                   $(151,877)


At July 31, 1995, the cost of investments for federal income tax purposes was $59,926,275. Accordingly, gross unrealized appreciation of investments was $11,400,151 and gross unrealized depreciation of investments was $4,623,817, resulting in net unrealized appreciation of $6,776,334.

NOTE E: ILLIQUID SECURITIES


                                          DATE ACQUIRED    COST        VALUE
                                          -------------  --------     ---------
Intelcom Group, Inc. 8.00%, 9/17/98          9/16/93     $265,813     $229,824
Resort Hotels Plc.                           5/01/92      719,086           -0-
Samsung Electronics Co., Ltd. Bonus shares   7/10/95           -0-     100,092
                                                         ---------    ---------
                                                         $984,899     $329,916


22



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

The securities shown above are restricted as to sale and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at July 31, 1995 represents 0.5% of net assets.

NOTE F: CAPITAL STOCK
There are 62,500,000 shares of $.01 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Class A and Class C each consist of 25,000,000 authorized shares and Class B consists of 12,500,000 authorized shares. Transactions in capital stock were as follows:


                                    SHARES                   AMOUNT
                          ------------------------- ---------------------------
                                        OCT. 1,1993                 OCT. 1,1993
                          YEAR ENDED    TO JULY 31,    YEAR ENDED   TO JULY 31,
                          JUY 31,1995      1994*    JULY 31,1995       1994*
                          -----------  ------------ -------------  ------------
CLASS A
Shares sold                  391,760       325,941   $ 3,971,546   $ 3,837,992
Shares issued in
  reinvestment
  of distributions           952,163            -0-    8,217,164            -0-
Shares redeemed           (1,095,655)     (632,975)  (10,827,369)   (7,361,992)
Net increase (decrease)      248,268      (307,034)  $ 1,361,341   $(3,524,000)

CLASS B
Shares sold                  287,247       333,615   $  2,886,684   $  3,794,604
Shares issued in
  reinvestment
  of distributions            75,995            -0-      631,516            -0-
Shares redeemed             (204,792)      (77,401)   (1,961,914)     (875,725)
Net increase                 158,450       256,214   $ 1,556,286    $2,918,879

CLASS C
Shares sold                  136,839       165,941   $ 1,295,724    $1,883,546
Shares issued in
  reinvestment
  of distributions            15,861            -0-      131,935            -0-
Shares redeemed             (134,697)      (66,414)   (1,238,763)     (733,112)
Net increase                  18,003        99,527   $   188,896    $1,150,434


*  The Fund changed its fiscal year end from September 30 to July 31.


23



FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A
                                       ---------------------------------------------------------------------------
                                                     OCT. 1,1993              YEAR ENDED SEPTEMBER 30,
                                        YEAR ENDED        TO        ----------------------------------------------
                                       JULY 31,1995  JULY 31,1994*      1993       1992       1991       1990
                                       ------------- -------------  ----------  ---------  ---------  ------------
Net asset value, beginning of period        $11.08       $11.24         $9.33     $10.55      $8.26     $15.54

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                           (.09)        (.15)         (.15)      (.16)      (.06)      (.05)(a)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                1.50         (.01)         2.49      (1.03)      2.35      (4.12)
Net increase (decrease) in net asset
  value from operations                       1.41         (.16)         2.34      (1.19)      2.29      (4.17)

LESS: DISTRIBUTIONS
Tax return of capital                         (.12)          -0-           -0-        -0-        -0-        -0-
Distributions from net realized gains        (1.99)          -0-         (.43)      (.03)        -0-     (3.11)
Net asset value, end of period              $10.38       $11.08        $11.24      $9.33     $10.55      $8.26

TOTAL RETURN
Total investment return based on
  net asset value (b)                        16.62%       (1.42)%       25.83%    (11.30)%    27.72%    (31.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $60,057      $61,372       $65,713    $58,491    $84,370    $68,316
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                            2.54%(c)     2.42%(d)      2.53%      2.34%      2.29%      1.73%
  Net investment loss                        (1.17)%      (1.26)%(d)    (1.13)%     (.85)%     (.55)%     (.46)%
Portfolio turnover rate                        128%          78%           97%       108%       104%        89%

See footnote summary on page 26.


24



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS B
                                      --------------------------------------------------------------------------
                                                    OCT. 1,1993             YEAR ENDED SEPTEMBER 30,
                                        YEAR ENDED        TO        --------------------------------------------
                                      JULY 31, 1995  JULY 31, 1994*    1993       1992       1991       1990(E)
                                      -------------  -------------- --------- ---------- ---------- ------------
Net asset value, beginning of period        $10.78       $11.00       $9.20     $10.49     $ 8.26     $ 9.12

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                           (.12)        (.17)(a)    (.15)      (.20)      (.07)      (.01)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                1.40         (.05)       2.38      (1.06)      2.30       (.85)
Net increase (decrease) in net asset
  value from operations                       1.28         (.22)       2.23      (1.26)      2.23       (.86)

LESS: DISTRIBUTIONS
Tax return of capital                         (.12)          -0-         -0-        -0-        -0-        -0-
Distributions from net realized gains        (1.99)          -0-       (.43)      (.03)        -0-        -0-
Net asset value, end of period               $9.95       $10.78      $11.00      $9.20     $10.49      $8.26

TOTAL RETURN
Total investment return based on
  net asset value (b)                        15.77%       (2.00)%     24.97%    (12.03)%    27.00%     (9.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $5,164       $3,889      $1,150     $  819     $  121     $  183
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            3.20%(c)     3.15%(d)    3.26%      3.11%      2.98%      2.61%(d)
  Net investment loss                        (1.92)%      (1.93)%(d)  (1.85)%    (1.31)%    (1.39)%    (1.30)%(d)
Portfolio turnover rate                        128%          78%         97%       108%       104%        89%


See footnote summary on page 26.


25



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CLASS C
                                         --------------------------------------
                                                      OCTOBER 1,     MAY 3,
                                                         1993        1993(F)
                                          YEAR ENDED       TO           TO
                                            JULY 31,    JULY 31,  SEPTEMBER 30,
                                              1995        1994*       1993
                                         -------------- ----------- -----------
Net asset value, beginning of period        $10.79      $11.00      $ 9.86

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                           (.17)       (.17)(a)    (.05)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                1.45        (.04)       1.19
Net increase (decrease) in net asset
  value from operations                       1.28        (.21)       1.14

LESS: DISTRIBUTIONS
Tax return of capital                         (.12)         -0-         -0-
Distributions from net realized gains        (1.99)         -0-         -0-
Net asset value, end of period              $ 9.96      $10.79      $11.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                        15.75%      (1.91)%     11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $1,407      $1,330      $  261
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                            3.25%(c)    3.13%(d)    3.75%(d)
  Net investment loss                        (2.10)%     (1.92)%(d)  (2.51)%(d)
Portfolio turnover rate                        128%         78%         97%


*    The Fund changed its fiscal year end from September 30 to July 31.

(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(d)  Annualized.

(e) For the period September 17, 1990 (commencement of distribution) to September 30, 1990.

(f)  Commencement of distribution.


26



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                             ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE GLOBAL SMALL CAP FUND, INC.

We have audited the accompanying statement of assets and liabilities of Alliance Global Small Cap Fund, Inc. including the portfolio of investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Global Small Cap Fund, Inc. at July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

New York, New York
September 9, 1995


FEDERAL INCOME TAX INFORMATION (UNAUDITED)
During the fiscal year ended July 31, 1995, the Fund paid on Class A, Class B and Class C shares long-term capital gains of $0.10.

FOREIGN TAX CREDIT (UNAUDITED)
The Fund has elected to give the benefit to its shareholders of foreign taxes that have been paid and/or withheld. For the year ended July 31, 1995, this benefit amounted to $69,032. Although the Fund has made the election required to make this credit available, the amount of allowable tax credit is subject to limitations under the Internal Revenue Code.

A notification reflecting the per share amount to be used by taxpayers on their federal income tax return will be mailed to shareholders in January 1996.


27



                                                 ALLIANCE GLOBAL SMALL CAP FUND
-------------------------------------------------------------------------------

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER
RUTH BLOCK (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
HENRY UGARTE (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
RANDALL E. HAASE, VICE PRESIDENT
RONALD L. SIMCOE, VICE PRESIDENT
TIMOTHY D. RICE, VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


28



ALLIANCE GLOBAL SMALL CAP FUND, INC.
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.SM

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCAR